Consolidated Balance Sheets - USD ($)	Sep. 30, 2022	Dec. 31, 2021		Dec. 31, 2020
CURRENT ASSETS
Cash	$ 45,549,273	$ 46,163,704		$ 23,963,861
Accounts receivable, net	14,281,922	7,991,037		11,926,835
Inventories	405,183	244,381		402,050
Due from related parties				76,619
Prepaid expenses and other current assets	1,173,249	2,445,894		228,443
TOTAL CURRENT ASSETS	61,409,627	56,845,016		36,597,808
Property, plant and equipment, net	10,593,796	11,833,302		9,491,195
Intangible assets, net				974,696
TOTAL ASSETS	72,003,423	68,678,318		47,063,699
CURRENT LIABILITIES
Accounts payable	1,409,703	800,586		891,848
Due to related parties	105,890	34,669		529,060
Income tax payable	1,183,001	65,463		107,137
Accrued expenses and other current liabilities	783,913	310,407		503,455
Deferred grants				245,211
Convertible promissory notes payable	1,935,010	2,030,550
TOTAL CURRENT LIABILITIES	5,417,517	3,241,675		2,276,711
Deferred grants-non current				433,206
Common stock purchase warrants liability	1,093,093	1,128,635
TOTAL LIABILITIES	6,510,610	4,370,310		2,709,917
COMMITMENTS AND CONTINGENCIES (Note 13)
STOCKHOLDERS’ EQUITY
Common stock, $0.001 par value, 300,000,000 shares authorized, 31,811,523 and, 31,500,693 issued and outstanding as of December 31, 2021 and 2020, respectively*	33,346	31,812	[1]	31,501	[1]
Additional paid in capital	2,332,087	2,333,621		1,072,932
Statutory reserve	5,067,243	5,067,243		3,062,159
Retained earnings	63,392,906	54,610,164		39,229,282
Accumulated other comprehensive income	(5,332,769)	2,265,168		957,908
TOTAL STOCKHOLDERS’ EQUITY	65,492,813	64,308,008		44,353,782
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 72,003,423	$ 68,678,318		$ 47,063,699

[1]	Retrospectively restated for effect of recapitalization, see Note 1